Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of finance income	Finance Income

(in millions)	2023	2022	2021
Interest income - deposits	$92	$31	$1
Interest income on FVOCI investments	30	8	—
Accretion income	27	12	5
Total finance income	$149	$51	$6

Schedule of finance expenses
Finance Expenses

(in millions)	2023	2022	2021
Interest on long-term debt	$80	$69	$72
Interest on lease obligations	21	23	27
Commitment fees and amortization of debt issuance costs	13	13	12
Accretion costs and other	23	6	3
Total finance expenses	$137	$111	$114